INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of associates [abstract]
Disclosure of associates [text block]
The following tables set forth information about Investments in associates.

Name	Puertos y Logística S.A.
Country	Chile
Functional Currency	U.S. Dollar
Corporate purpose	Docking and warehousing operations for proprietary and third party use, cargo of all classes of goods, as well, as warehousing and transport operations.
Ownership interest (%)	20.2767%

	12-31-2017	12-31-2016

Carrying amount	ThU.S.$62,225	ThU.S.$61,505

Name	Inversiones Puerto Coronel S.A.
Country	Chile
Functional Currency	U.S. Dollar
Corporate purpose
Investments in movables and real estate, acquisition of companies, securities and investment instruments, investment management and development and/or participation in all kind of businesses and companies related to industrial, shipping, forestry and commercial activities.

Ownership interest (%)	50.0000%

	12-31-2017	12-31-2016

Carrying amount	ThU.S.$47,619	ThU.S.$43,559

Name	Servicios Corporativos Sercor S.A.
Country	Chile
Functional Currency	Chilean Pesos
Corporate purpose	Consulting services related to business management to Boards of Directors and Senior Management of all Arauco’s entities.
Ownership interest (%)	20.0000%

	12-31-2017	12-31-2016

Carrying amount	ThU.S.$ 191	ThU.S.$ 190

Name	Genómica Forestal S.A.
Country	Chile
Functional Currency	Chilean Pesos
Corporate purpose
Developing forestry genomics, through the use of biotechnological, molecular and bioinformatics tools with the purpose of strengthening genetic programs so as to improve the competitive position of the Chilean forestry industry for priority tree species.

Ownership interest (%)	25.0000%

	12-31-2017	12-31-2016

Carrying amount	ThU.S.$(4)	ThU.S.$(1)

Name	Consorcio Tecnológico Bioenercel S.A.
Country	Chile
Functional Currency	Chilean Pesos
Corporate purpose
Developing of technologies which will promote the development of a biofuels industry in Chile, obtained from lingo-cellulosic materials. The future execution of this sustainable project is financed by the Innova Chile Committee.

Ownership interest (%)	20.0000%

	12-31-2017	12-31-2016

Carrying amount	ThU.S.$6	ThU.S.$31

Name	Vale do Corisco S.A.
Country	Brazil
Functional Currency	Brazilian Real
Corporate purpose	Management of forestry activities.
Ownership interest (%)	49.0000%

	12-31-2017	12-31-2016

Carrying amount	ThU.S.$48,921	ThU.S.$160,490

Disclosure of detailed information about financial information of associates [Text Block]
Summarized Financial Information of Associates

	Assets
	Puertos y Logística S.A.	Inversiones Puerto Coronel S.A.	Serv.Corporativos Sercor S.A.	Stora Enso Arapoti Ind.de Papel S.A.	Vale do Corisco S.A.	Consorcio Tecnológico Bioenercel S.A.	Genómica Forestal S.A.	Total
12-31-2017	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	92,816	29	4,296	-	6,384	5	25	103,555
Non-current	590,309	97,072	769	-	126,215	45	24	814,434
Total	683,125	97,101	5,065	-	132,599	50	49	917,989

	Liabilities
	Puertos y Logística S.A.	Inversiones Puerto Coronel S.A.	Serv. Corporativos Sercor S.A.	Stora Enso Arapoti Ind.de Papel S.A.	Vale do Corisco S.A.	Consorcio Tecnológico Bioenercel S.A.	Genómica Forestal S.A.	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	44,564	82	3,219	-	123	-	14	48,002
Non-current	331,681	-	871	-	32,636	5	50	365,243
Equity	306,880	97,019	975	-	99,840	45	(15)	504,744
Total	683,125	97,101	5,065	-	132,599	50	49	917,989
12-31-2017
Revenues	130,720	4,741	5,211	-	34,449	2	30	175,153
Expenses	(132,538)	-	(5,246)	-	(29,648)	(10)	(36)	(167,478)
Profit or loss (continuing operations)	(1,818)	4,741	(35)	-	4,801	(8)	(6)	7,675
Other comprehensive income	5,850		-	-	95,039	-	-	100,889
Total comprehensive income	4,032	4,741	(35)	-	99,840	(8)	(6)	108,564
Dividends	-	-	-	-	-	-	-	-

	Assets
	Puertos y Logística S.A.	Inversiones Puerto Coronel S.A.	Serv. Corporativos Sercor S.A.	Stora Enso Arapoti Ind.de Papel S.A.	Vale do Corisco S.A.	Consorcio Tecnológico Bioenercel S.A.	Genómica Forestal S.A.	Total
12-31-2016	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	76,021	29	4,608	-	24,972	6	26	105,662
Non-current	572,831	88,936	668	-	415,083	153	63	1,077,734
Total	648,852	88,965	5,276	-	440,055	159	89	1,183,396

	Liabilities
	Puertos y Logística S.A.	Inversiones Puerto Coronel S.A.	Serv. Corporativos Sercor S.A.	Stora Enso Arapoti Ind.de Papel S.A.	Vale do Corisco S.A.	Consorcio Tecnológico Bioenercel S.A.	Genómica Forestal S.A.	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	44,457	82	3,412	-	3,446	-	9	51,406
Non-current	301,065	-	912	-	109,079	6	85	411,147
Equity	303,330	88,883	952	-	327,530	153	(5)	720,843
Total	648,852	88,965	5,276	-	440,055	159	89	1,183,396
12-31-2016
Revenues	107,722	3,072	4,591	492	44,822	33	94	160,826
Expenses	(98,642)	-	(4,587)	(6,320)	(15,238)	(147)	(100)	(125,034)
Profit or loss (continuing operations)	9,080	3,072	4	(5,828)	29,584	(114)	(6)	35,792
Other comprehensive income	7,385	(29)	-	-	-	-	-	7,356
Total Comprehensive income	16,465	3,043	4	(5,828)	29,584	(114)	(6)	43,177
Dividends	-	-	-	-	1,420	-	-	1,420

Disclosure of reconciliation of summarised financial information of associate and joint venture accounted for using equity method to carrying amount of interest in associate and joint venture [Text Block]
Reconciliation of Investment in Associates and Joint Ventures

	12-31-2017	12-31-2016
	ThU.S.$	ThU.S.$
Opening balance as of January 1. 2017	446,548	264,812
Changes
Investment in joint ventures, Additions	-	153,135
Disposals, Investments in associates and joint ventures	-	(14,510)
Share of profit (loss) in investment in associates	4,855	16,349
Share of profit (loss) in investment in joint ventures	12,162	7,590
Dividends Received, Investments in Associates	(8,586)	(5,320)
Increase (Decrease) in foreign exchange currency on translation of Associates and Joint Ventures	22,726	20,634
Other increase (decrease) in investment and associates and joint ventures (*)	(108,933)	3,858
Total changes	(77,776)	181,736
Ending balance	368,772	446,548
(*) In May 2017, Arauco’s associate Florestal Vale do Corisco S.A. performed a return of capital to its shareholders. This transaction did not generate effects in the Consolidated Statements of Profit or Loss nor modified Arauco’s shareholding in Florestal Vale do Corisco S.A.

	12-31-2017	12-31-2016
	ThU.S.$	ThU.S.$
Carrying amount of associates accounted for using equity method	158,772	265,775
Carrying amount of joint ventures accounted for using equity method	209,805	180,773
Total investment accounted for using equity method	368,577	446,548